Document and Entity Information Entity Information	Feb. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2023
Entity Registrant Name	Carter’s, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31829
Entity Tax Identification Number	13-3912933
Entity Address, Address Line One	Phipps Tower
Entity Address, Address Line Two	3438 Peachtree Road NE
Entity Address, Address Line Three	Suite 1800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	678
Local Phone Number	791-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001060822
Amendment Flag	false